Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Organization and Description of Business [Abstract]
Organization and Description of Business
1.	Organization and Description of Business

Coronado Biosciences, Inc. (the “Company”), incorporated in Delaware on June 28, 2006 (date of inception), is a biopharmaceutical company focused on the development of novel immunotherapy biologic agents for the treatment of autoimmune diseases and cancer.

Development-Stage Risks and Liquidity

The Company is a development-stage enterprise. Activities to date include development of key compounds, establishing pre-commercial relationships, hiring qualified personnel and raising capital to fund operations. The Company continues to report as a development stage enterprise since planned principal operations have not yet commenced. Since inception, no revenue has been recognized.

The Company has incurred losses and experienced negative operating cash flows since inception and has an accumulated deficit of $63.1 million as of March 31, 2012. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its product candidates. To date, the Company’s operations have been funded primarily by issuing equity securities and debt securities.

The Company expects to incur substantial expenditures in the foreseeable future for the research, development and potential commercialization of its product candidates. Management believes that cash and cash equivalents on hand are sufficient to sustain operations into the fourth quarter of 2012 based on its existing business plan and given the ability to control the timing of significant expense commitments. The Company will require additional financing to develop and obtain regulatory approvals for its product candidates, fund operating losses and, if deemed appropriate, establish manufacturing, sales and marketing capabilities. The Company will seek funds through public or private equity or debt financings, collaborative or other arrangements with corporate sources, or through other sources of financing. Adequate additional funding may not be available to the Company on acceptable terms or at all and any equity financings, if available, will result in dilution to existing stockholders. The Company’s failure to raise capital as and when needed would have a negative impact on its financial condition and its ability to pursue its business strategies. If adequate funds are not available to the Company, the Company will be required to delay, reduce or eliminate research and development programs. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from this uncertainty.

1.	Organization and Description of Business

Coronado Biosciences, Inc. (the “Company”), incorporated in Delaware on June 28, 2006 (date of inception), is a biopharmaceutical company focused on the development of novel immunotherapy biologic agents for the treatment of autoimmune diseases and cancer.

Development-Stage Risks and Liquidity

The Company is a development-stage enterprise. Activities to date include development of key compounds, establishing pre-commercial relationships, hiring qualified personnel and raising capital to fund operations. The Company continues to report as a development stage enterprise since planned principal operations have not yet commenced. Since inception, no revenue has been recognized.

The Company has incurred losses and experienced negative operating cash flows since inception and has an accumulated deficit of $56.6 million as of December 31, 2011. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its product candidates. To date, the Company’s operations have been funded primarily by issuing equity securities and debt securities. During 2010, the Company issued 4,357,885 shares of Series A Convertible Preferred Stock (“Series A Shares”) resulting in net proceeds to the Company of $19.4 million (see Note 12). All debt securities were either repaid or converted into Series A Shares as of December 31, 2010. During 2011, the Company completed an offering of 4,612,624 shares of Series C Convertible Preferred Stock (“Series C Shares”) resulting in net proceeds to the Company of approximately $22.9 million (see Note 12). On November 15, 2011, the Company’s Resale Registration Statement on Form S-1 was declared effective resulting in the conversion of 4,357,855 Series A Shares, 2,525,677 shares of Series B Convertible Preferred Stock (“Series B Shares”) and 4,612,624 Series C Shares to Common Stock.

The Company expects to incur substantial expenditures in the foreseeable future for the research, development and potential commercialization of its product candidates. Management believes that cash and cash equivalents on hand, including cash raised in the Series C Shares financing (see Note 12) are sufficient to sustain operations into the fourth quarter of 2012 based on its existing business plan and given the ability to control the timing of significant expense commitments. The Company will require additional financing to develop and obtain regulatory approvals for its product candidates, fund operating losses, and, if deemed appropriate, establish manufacturing, sales and marketing capabilities. The Company will seek funds through public or private equity or debt financings, collaborative or other arrangements with corporate sources, or through other sources of financing. Adequate additional funding may not be available to the Company on acceptable terms or at all. The Company’s failure to raise capital as and when needed would have a negative impact on its financial condition and its ability to pursue its business strategies. If adequate funds are not available to the Company, the Company will be required to delay, reduce or eliminate research and development programs, and pursue merger or acquisition strategies. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern.

Operations of the Company are subject to other certain risks and uncertainties, including, but not limited to, uncertainty of product candidate development; technological uncertainty; dependence on collaborative partners; uncertainty regarding patents and proprietary rights; regulatory approvals and other comprehensive government regulations; having no commercial manufacturing, marketing or sales capability or experience; and dependence on key personnel. Any significant delays in the development or marketing of products could have a material adverse effect on the Company’s business and financial results.

The Company sources certain critical components from single source suppliers. If the Company is required to purchase these components from an alternative source, it could adversely affect development of the Company’s product candidates.